Additional Notes (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text block [abstract]
Summary of Future Minimum Payments for Leases
The future minimum payments under non-cancelable leases of low-value assets, performance share unit programs and contracts for insurance and other services on December 31, 2021 were as follows:

in 000' €	Leases of Low-Value Assets and Short-Term Leases	Performance Share Unit Programs	Other	Total
Less than 1 Year	8	0	570	578
Between One and Five Years	25	5,105	10,894	16,024
More than 5 Years	0	0	0	0
Total	33	5,105	11,464	16,602
As of December 31, 2020, these future mininum payments were as follows.

in 000' €	Leases of Low-Value Assets and Short-Term Leases	Performance Share Unit Programs	Other	Total
Less than 1 Year	44	0	7,406	7,450
Between One and Five Years	0	1,868	992	2,860
More than 5 Years	0	0	0	0
Total	44	1,868	8,398	10,310
Additionally, the the company has contracts for outsourced studies whereas the services have not been rendered as of December 31, 2021 and which could result in future payment obligations. These amounts could be shifted or substantially lower due to changes in the study timeline or premature study termination.

in million €	2021	2020
Less than 1 Year	138.9	111.7
Between One and Five Years	97.6	81.6
More than 5 Years	0.0	0.0
Total	236.5	193.3

Summary of Fair Value of Financial Assets and Liabilities

December 31, 2021; in 000' €	Classification Financial Instrument	Total Carrying Amount	Fair Value	Hierarchy Level
Cash and Cash Equivalents	AC	123,248	*	*
Other Financial Assets		853,686
thereof Money Market Funds	FVTPL	8,875	8,875	1
thereof Fixed Term Deposits	AC	844,811	*	*
Accounts Receivable	AC	75,911	*	*
Financial Assets from Collaborations	FVTPL	16,730	16,730	3
Other Receivables		2,227
thereof Forward Exchange Contracts used for Hedging	FVTPL	0	0	2
thereof Non-Financial Assets	n/a	2,227	n/a	n/a
Current Financial Asset		1,071,802
Prepaid Expenses and Other Assets		13,251
thereof Restricted Cash	AC	4,059	4,059	2
thereof Non-Financial Assets	n/a	9,192	n/a	n/a
Non-Current Financial Asset		13,251
Total		1,085,053
Accounts Payable and Accruals		-188,077
thereof Accounts Payable	FLAC	-73,787	*	*
thereof Non-Financial Liabilities	n/a	-114,290	n/a	n/a
Bonds	FLAC	-423	*	*
Financial Liabilities from Collaborations	FLAC	-1,097	*	*
Financial Liabilities from Future Payments to Royalty Pharma	FLAC	-88,401
Current Financial Liabilities		-277,998
Bonds	FLAC	-282,785	-304,025	3
Financial Liabilities from Collaborations	FLAC	-513,264	-514,169	3
Financial Liabilities from Future Payments to Royalty Pharma	FLAC	-1,167,775	-1,367,365	3
Non-Current Financial Liabilities		-1,963,824
Total		-2,241,822
*    For these instruments the carrying amount is a reasonable approximation of fair value.

December 31, 2020; in 000' €	Classification Financial Instrument	Total Carrying Amount	Fair Value	Hierarchy Level
Cash and Cash Equivalents	AC	109,795	*	*
Other Financial Assets		937,651
thereof Money Market Funds	FVTPL	287,938	287,938	1
thereof Fixed Term Deposits	AC	649,713	*	*
Accounts Receivable	AC	83,354	*	*
Financial Assets from Collaborations	FVTPL	42,870	42,870	3
Other Receivables		2,159
thereof Forward Exchange Contracts used for Hedging	FVTPL	0	0	2
thereof Non-Financial Assets	n/a	2,159	n/a	n/a
Current Financial Asset		1,175,829
Other Financial Assets	AC	196,588	197,749	2
Prepaid Expenses and Other Assets		1,567
thereof Restricted Cash	AC	1,384	1,384	2
thereof Non-Financial Assets	n/a	183	n/a	n/a
Non-Current Financial Asset		198,155
Total		1,373,984
Accounts Payable and Accruals		-128,554
thereof Accounts Payable	FLAC	-47,818	*	*
thereof Non-Financial Liabilities	n/a	-80,736	n/a	n/a
Bonds	FLAC	-423	*	*
Financial Liabilities from Collaborations	FLAC	-155	*	*
Current Financial Liabilities		-129,132
Bonds	FLAC	-272,760	-334,124	2
Financial Liabilities from Collaborations	FLAC	-516,351	-617,178	3
Non-Current Financial Liabilities		-789,111
Total		-918,243
*    For these instruments the carrying amount is a reasonable approximation of fair value.

Summary of Carrying Amount of Financial Instruments
The totals of the carrying amounts of the financial instruments per measurement category are shown in the following overview.

in 000' €	12/31/2021	12/31/2020
Financial Assets FVTPL	25,605	330,808
Financial Assets AC	1,048,029	1,040,834
Financial Liabilities FLAC	(2,127,532)	(837,507)

Summary of Investment At Fair Value (adivo GmbH)

	Currency	Stake in %	Equity in Domestic Currency (in €)[1]	Loss for the Year (in €) [1]
adivo GmbH, Martinsried, Germany	€	17.2	(681,809)	(835,119)

Summary of Change in investment in Adivo GmbH

in 000' €	2021	2020
Opening Balance January 1	0	387
Additions	0	0
Disposals	0	0
Through Other Comprehensive Income	0	(387)
Through Profit or Loss	0	0
Closing Balance December 31	0	0

Summary of Net Gains or Losses resulted from Financial Instruments
The following net gains or losses resulted from financial instruments in the financial year.

in 000' €	2021	2020	2019
FVTPL	10,983	(7,587)	2,014
AC	9,824	(19,475)	348
FLAC	(104,568)	24,031	—
Total	(83,761)	(3,031)	2,362

Summary of Gross Gains or Losses resulted from Financial Instruments
The gross interest income and expenses from financial assets and liabilities measured at amortized cost are shown in the following table. The amounts for 2020 and 2019 have been adjusted compared with the 2020 financial reporting.

in 000' €	2021	2020	2019
Interest Income AC	723	1,233	223
Interest Expenses AC	(2,415)	(1,021)	(91)
Interest Income FLAC	0	0	0
Interest Expenses FLAC	(62,252)	(17,783)	0
Total	(63,944)	(17,571)	132

Summary of Changes in Impairment Losses for Credit Risk

	General Impairment Model			Simplified Impairment Model		Total
in 000' €	Stage 1	Stage 2	Stage 3	Stage 2	Stage 3
Balance as of January 1, 2020	(299)	0	0	(80)	0	(379)
Unused Amounts Reversed	299	0	0	80	0	379
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(1,001)	0	0	(424)	0	(1,425)
Change between Impairment Stages	0	0	0	0	0	0
Amounts written off during the Year as uncollectible	0	0	0	0	0	0
Balance as of December 31, 2020	(1,001)	0	0	(424)	0	(1,425)
Balance as of January 1, 2021	(1,001)	0	0	(424)	0	(1,425)
Unused Amounts Reversed	1,001	0	0	424	0	1,425
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(685)	0	0	(360)	0	(1,045)
Change between Impairment Stages	0	0	0	0	0	0
Amounts written off during the Year as uncollectible	0	0	0	0	0	0
Balance as of December 31, 2021	(685)	0	0	(360)	0	(1,045)

Summary of Gross Carrying Amounts of Financial Assets by Credit Risk
The gross carrying amounts of the Group's financial assets by credit risk rating class are as follows.

Balance Sheet Item as of December 31, 2021	Internal Credit Rating	Basis for Recognition of Expected Credit Loss Provision	Gross Carrying Amount (in 000’ €)
Cash and Cash Equivalents	low	Expected Twelve-Month Loss	123,248
Term Deposits	low	Expected Twelve-Month Loss	845,488
Accounts Receivable	low	Lifetime Expected Credit Losses	76,270

Balance Sheet Item as of December 31, 2020	Internal Credit Rating	Basis for Recognition of Expected Credit Loss Provision	Gross Carrying Amount (in 000’ €)
Cash and Cash Equivalents	low	Expected Twelve-Month Loss	109,797
Term Deposits	low	Expected Twelve-Month Loss	847,300
Accounts Receivable	low	Lifetime Expected Credit Losses	83,778

Summary of Contractual Cash Flows of Financial Liabilities

in '000 €; due on December 31, 2021 in	Less than 1 Year	Between One and Five Years	More than 5 Years	Total
Accounts Payable	73,787	0	0	73,787
Bonds	2,031	331,094	0	333,125
Financial Liabilities from Collaborations	1,140	167,669	530,242	699,052
Financial Liabilities from Future Payments to Royalty Pharma	89,845	505,938	1,051,077	1,646,860

in 000' €; due on December 31, 2020 in	Less than 1 Year	Between One and Five Years	More than 5 Years	Total
Accounts Payable	47,818	0	0	47,818
Bonds	2,031	333,125	0	335,156
Financial Liabilities from Collaborations	161	180,347	529,338	709,846

Summary of Exposure to Foreign Currency Risk
The Group’s exposure to foreign currency risk based on the carrying amounts of the items is shown in the table below.

as of December 31, 2021; in 000' €	US$	Other
Cash and Cash Equivalents	106,188	0
Other Financial Assets	96,192	0
Accounts Receivable	42,754	0
Financial Assets from Collaborations	16,730	0
Restricted Cash (included in Other Assets)	3,397	0
Accounts Payable and Accruals	(107,691)	(339)
Financial Liabilities from Collaborations	(514,362)	0
Total	(356,792)	(339)

as of December 31, 2020; in 000' €	US$	Other
Cash and Cash Equivalents	76,582	0
Other Financial Assets	172,460	0
Accounts Receivable	28,456	0
Financial Assets from Collaborations	42,870	0
Restricted Cash (included in Other Assets)	713	0
Accounts Payable and Accruals	(51,436)	(52)
Financial Liabilities from Collaborations	(516,506)	0
Total	(246,861)	(52)

Summary of Sensitivity Analysis of Foreign Exchange Rates

in million €	2021	2020	2019
Increase of the Euro by 10%	39.3	16.8	(8.7)
Decrease of the Euro by 10%	(48.0)	(25.6)	10.4

Summary of Sensitivity Analysis of Variable Interest Rate Risk

in million €	2021	2020	2019
Increase of the variable Interest Rate by 0.5%	0.8	1.2	(0.3)
Decrease of the variable Interest Rate by 0.5%	(0.8)	(1.4)	0.3
The Group is currently not subject to significant interest rate risks from the account payables reported on the balance sheet.

Summary of Capital Management

in 000' €	12/31/2021	12/31/2020
Stockholders’ Equity	244,876	621,322
In % of Total Capital	9.6	37.4
Total Liabilities	2,311,378	1,038,191
In % of Total Capital	90.4	62.6
Total Capital	2,556,254	1,659,513

Summary of Net Liabilities and Other Changes which are presented in Operating Activities

in 000' €	Lease Liabilities	Bonds	Financial Liabilities from Collaborations	Financial Liabilities from Future Payments to Royalty Pharma	Total
Balance as of January 1, 2020	(42,557)	0	0	0	(42,557)
Cash Flows	3,918	(319,946)	(542,599)	0	(858,627)
New Leases	(5,286)	0	0	0	(5,286)
Exchange differences	0	0	66,379	0	66,379
Changes recognized in Equity	0	49,217	0	0	49,217
Amortizations from Effective Interest Method	(1,094)	(2,454)	(15,329)	0	(18,877)
Changes from Adjustments to Planning Assumptions	0	0	(24,956)	0	(24,956)
Balance as of December 31, 2020	(45,019)	(273,183)	(516,506)	0	(834,708)
Balance as of January 1, 2021	(45,019)	(273,183)	(516,506)	0	(834,708)
Cash Flows	4,286	2,031	0	(1,205,911)	(1,199,594)
New Leases	(316)	0	0	0	(316)
Disposal Leases	173	0	0	0	173
Exchange differences	(538)	0	(39,346)	(7,499)	(47,383)
Amortizations from Effective Interest Method	(1,170)	(12,056)	(20,386)	(29,811)	(63,422)
Changes from Adjustments to Planning Assumptions	0	0	61,876	(64,846)	(2,970)
Transfer of Assigned License Revenues to Royalty Pharma	0	0	0	51,890	51,890
Balance as of December 31, 2021	(42,584)	(283,208)	(514,362)	(1,256,176)	(2,096,329)